UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
 December 31, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries. Institutional

Investment Manager Filing this Report:

Name:    Big 5 Asset Management LLC
Address: 100 Fillmore Street, 5th Floor
         Denver, CO  80206

Form 13F File Number: 28-14172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bo Brownstein
Title:  Chief Executive Officer
Phone:  720-239-1601

Signature, Place, and Date of Signing:



Bo Brownstein     Denver, CO                    February 8, 2012


Report Type (Check only one.):

[ X] 		13F Holdings Report
[  ]		13F Notice
[  ] 		13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: 0 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state NONE and omit the column headings and list entries. NONE

No. Form 13F File Number Name
____ 28-14172__
[Repeat as necessary.]
10

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